Income Taxes 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Components of Income Tax Expense (Benefit) [Abstract]
Current Federal	$ 8,260	$ 5,706	$ 5,882
Current State	1,502	1,046	1,086
Total Current	9,762	6,752	6,968
Deferred Federal	(1,262)	(347)	(513)
Deferred State	(66)	(227)	(250)
Total Deferred	(1,328)	(574)	(763)
Income taxes	$ 8,434	$ 6,178	$ 6,205